Asset Retirement Obligation	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Asset Retirement Obligation

NOTE 12 ASSET RETIREMENT OBLIGATIONS

Asset retirement obligations are included in Other deferred liabilities and credits in the Consolidated Balance Sheet.

In 2011 and 2010, U.S. Cellular and TDS Telecom performed a review of the assumptions and estimated costs related to asset retirement obligations. The results of the reviews (identified as “Revisions in estimated cash outflows”) and other changes in asset retirement obligations during 2011 and 2010 are shown in the table below.

			Non-
	U.S.	TDS	Reportable	TDS
(Dollars in thousands)	Cellular	Telecom	Segment	Consolidated

2011
Beginning Balance	$128,709	$61,036	$—	$189,745
Additional liabilities accrued	2,105	559	—	2,664
Revisions in estimated cash outflows	5,888	—	—	5,888
Acquisitions of assets	—	140	3,751	3,891
Disposition of assets	(1,323)	(929)	—	(2,252)
Accretion expense	8,023	4,403	55	12,481
Ending Balance	$143,402	$65,209	$3,806	$212,417

2010
Beginning Balance	$118,742	$55,343	$—	$174,085
Additional liabilities accrued	4,757	1,931	—	6,688
Revisions in estimated cash outflows	(1,382)	—	—	(1,382)
Acquisitions of assets	—	63	—	63
Disposition of assets	(2,086)	(324)	—	(2,410)
Accretion expense	8,678	4,023	—	12,701
Ending Balance	$128,709	$61,036	$—	$189,745